16. LOANS AND FINANCING (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Apr. 30, 2019
LoansAndFinancingLineItems [Line Items]
Outstanding notional amount	R$ 750,000	R$ 750,000
Sadia Overseas BRFSBZ7 [Member]
LoansAndFinancingLineItems [Line Items]
Maturity	2020
Notional repurchased	R$ 363,686
Outstanding notional amount
BRF AS BRFSBZ2 [Member]
LoansAndFinancingLineItems [Line Items]
Maturity	2022
Notional repurchased	R$ 795,932
Outstanding notional amount	R$ 1,471,420
BRF AS BRFSBZ5 [Member]
LoansAndFinancingLineItems [Line Items]
Maturity	2022
Notional repurchased	R$ 38,937
Outstanding notional amount	R$ 437,936
BRF AS BRFSBZ3 [Member]
LoansAndFinancingLineItems [Line Items]
Maturity	2023
Notional repurchased	R$ 641,363
Outstanding notional amount	R$ 1,394,578
BRF AS BRFSBZ4 [Member]
LoansAndFinancingLineItems [Line Items]
Maturity	2024
Notional repurchased	R$ 961,797
Outstanding notional amount	R$ 2,092,107